Inventory	12 Months Ended
Dec. 31, 2019
Inventory
Inventory

6     Inventory

	2019	2018
	$	$

Finished goods	2,384,704	2,305,746
Raw materials	2,403,652	1,383,572
Inventory provision	(23,898)	(57,695)
Total inventory	4,764,458	3,631,623

During the year ended December 31, 2019, $2,280,545 (2018 - $1,648,728) of inventory was recognized in cost of sales. The Company decreased its inventory provision by $33,797 during the year ended December 31, 2019 (2018 – $25,930). There were no other inventory writedowns charged to cost of sales during the year ended December 31, 2019.